Quarterly Holdings Report
for
Fidelity Advisor® Capital & Income Fund
July 31, 2025
HY-NPRT3-0925
1.804847.121
Alternative Funds - 2.3%
	Shares	Value ($)
Fidelity Private Credit Company LLC (b)(c) (Cost $60,280,544)	6,078,067	58,456,414

Asset-Backed Securities - 0.4%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.0%
Brant Point CLO 2024-5 Ltd Series 2024-5A Class E, CME Term SOFR 3 month Index + 6.7%, 11.0255% 10/20/2037 (d)(e)(f)	250,000	252,475
Golub Cap Partners Clo 76 B Ltd Series 2024-76A Class E, CME Term SOFR 3 month Index + 5.75%, 10.0685% 10/25/2037 (d)(e)(f)	349,000	352,255
OCP Aegis CLO Ltd Series 2024-39A Class D1, CME Term SOFR 3 month Index + 2.8%, 7.1178% 1/16/2037 (d)(e)(f)	250,000	250,163
TOTAL BAILIWICK OF JERSEY		854,893
GRAND CAYMAN (UK OVERSEAS TER) - 0.4%
720 East CLO IV Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 6.5%, 10.8176% 4/15/2037 (d)(e)(f)	250,000	252,957
Ares Loan Funding VII Ltd Series 2024-ALF7A Class E, CME Term SOFR 3 month Index + 6.25%, 10.582% 10/22/2037 (d)(e)(f)	207,000	207,872
Arini US Clo II Ltd Series 2025-2A Class E, CME Term SOFR 3 month Index + 5.65%, 0% 3/31/2038 (d)(e)(f)(g)	150,000	150,020
Balboa Bay Loan Funding 2025-1 Ltd Series 2025-1A Class D2, CME Term SOFR 3 month Index + 4.15%, 8.2% 7/20/2038 (d)(e)(f)(g)	186,000	186,026
Balboa Bay Loan Funding 2025-1 Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 5.75%, 5.75% 7/20/2038 (d)(e)(f)(g)	150,000	150,021
Bayard Pk Clo Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 6.35%, 10.6768% 7/24/2038 (d)(e)(f)	305,000	315,465
Bbam US Clo I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 7.3176% 3/30/2038 (d)(e)(f)	202,000	202,616
Benefit Street Partners Clo Xxxix Ltd Series 2025-39A Class D2, CME Term SOFR 3 month Index + 3.65%, 7.9065% 4/15/2038 (d)(e)(f)	276,000	277,651
Birch Grove Clo 12 Ltd Series 2025-12A Class D1, CME Term SOFR 3 month Index + 2.75%, 7.0928% 4/22/2038 (d)(e)(f)	291,000	291,616
Birch Grove Clo 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 month Index + 6.75%, 11.0755% 10/20/2037 (d)(e)(f)	162,000	164,217
Carlyle US Clo 2025-2 Ltd Series 2025-2A Class E, CME Term SOFR 3 month Index + 6.75%, 11.046% 7/25/2038 (d)(e)(f)	250,000	256,264
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 10.0685% 10/25/2037 (d)(e)(f)	194,000	195,421
Cifc Fdg 2025-Iii Ltd Series 2025-3A Class E, CME Term SOFR 3 month Index + 7.25%, 11.579% 7/21/2038 (d)(e)(f)	412,000	423,496
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 8.0724% 1/17/2038 (d)(e)(f)	168,000	168,453
Croton Pk Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.55%, 9.8676% 10/15/2036 (d)(e)(f)	926,000	932,273
Diameter Cap Clo 7 Ltd / Diameter Cap Clo 7 LLC Series 2024-7A Class D, CME Term SOFR 3 month Index + 6.1%, 10.4255% 7/20/2037 (d)(e)(f)	484,000	490,486
Flat Series 2025-30A Class D2, CME Term SOFR 3 month Index + 4.1%, 8.3834% 4/15/2038 (d)(e)(f)	184,000	184,553
Flatiron Rr Clo 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 9.5334% 4/15/2038 (d)(e)(f)	283,000	285,814
Garnet CLO Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 6.25%, 10.5202% 7/20/2037 (d)(e)(f)	100,000	102,409
Madison Park Funding LXXII Ltd Series 2025-72A Class D2, 8.345% 7/23/2038 (d)	150,000	152,455
Magnetite Xxix Ltd Series 2024-29A Class ER, CME Term SOFR 3 month Index + 6%, 10.3176% 7/15/2037 (d)(e)(f)	165,000	166,765
Midocean Cr Clo Xix Series 2025-19A Class E, CME Term SOFR 3 month Index + 6.25%, 10.5657% 7/20/2036 (d)(e)(f)	189,000	189,456
Midocean Cr Clo Xvi Series 2024-16A Class E, CME Term SOFR 3 month Index + 6.25%, 10.5755% 10/20/2037 (d)(e)(f)	192,000	194,507
OCP CLO Ltd Series 2024-14A Class ER, CME Term SOFR 3 month Index + 6.55%, 10.8755% 7/20/2037 (d)(e)(f)	230,000	231,042
Orchard Park Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.6%, 9.9255% 10/20/2037 (d)(e)(f)	363,000	366,095
Palmer Square Clo Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 8.4576% 2/15/2038 (d)(e)(f)	127,000	127,943
Palmer Square Loan Funding 2025-2 Ltd Series 2025-2A Class D, CME Term SOFR 3 month Index + 4.5%, 4.5% 7/15/2033 (d)(e)(f)(g)	273,000	273,038
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 9.0176% 1/15/2033 (d)(e)(f)	428,000	424,073
Pikes Peak Clo 1 Series 2025-12A Class D2R, CME Term SOFR 3 month Index + 3.8%, 8.1255% 4/20/2038 (d)(e)(f)	113,000	113,569
Rr 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 10.3176% 10/15/2039 (d)(e)(f)	344,000	349,119
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		7,825,692
UNITED STATES - 0.0%
Goldentree Loan Management US Clo 7 Ltd Series 2024-7A Class ERR, CME Term SOFR 3 month Index + 5.25%, 9.5755% 4/20/2034 (d)(e)(f)	250,000	247,338
Obra Clo 1 Ltd / Obra Clo 1 LLC Series 2024-1A Class D2, 8.259% 1/20/2038 (d)	150,000	151,600
Obra Homes Finance LLC Series 2024-1A Class E, CME Term SOFR 3 month Index + 6.75%, 11.0755% 1/20/2038 (d)(e)(f)	150,000	151,792
TOTAL UNITED STATES		550,730
TOTAL ASSET-BACKED SECURITIES (Cost $9,142,851)		9,231,315

Bank Loan Obligations - 11.2%
	Principal Amount (a)	Value ($)
CANADA - 0.1%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5456% 8/1/2030 (e)(f)(h)	975,150	969,358
Consumer Staples - 0.1%
Household Products - 0.1%
Kronos Acquisition Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2956% 7/8/2031 (e)(f)(h)	2,464,062	2,094,452
TOTAL CANADA		3,063,810
FINLAND - 0.1%
Materials - 0.1%
Paper & Forest Products - 0.1%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 5/23/2030 (e)(f)(h)(i)	1,505,000	1,511,893
FRANCE - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.8176% 8/15/2028 (e)(f)(h)	3,695,573	3,432,263
LUXEMBOURG - 0.0%
Materials - 0.0%
Containers & Packaging - 0.0%
Klockner Pentaplast of America Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.725%, 9.2266% 2/12/2026 (e)(f)(h)	181,925	165,548
NETHERLANDS - 0.1%
Industrials - 0.1%
Building Products - 0.1%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5456% 1/17/2032 (e)(f)(h)	2,957,410	2,956,493
SWITZERLAND - 0.1%
Materials - 0.1%
Chemicals - 0.1%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8327% 11/15/2030 (e)(f)(h)	1,984,875	1,872,948
UNITED KINGDOM - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8327% 2/7/2028 (e)(f)(h)	7,598,121	7,618,711
UNITED STATES - 10.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Aventiv Technologies LLC 1LN, term loan CME Term SOFR 3 month Index + 5.09%, 9.6472% 3/25/2026 (e)(f)(h)	1,019,838	728,338
Aventiv Technologies LLC Tranche DEC FLSO 1LN, term loan CME Term SOFR 3 month Index + 10%, 14.5853% 3/25/2026 (e)(f)(h)(j)	138,322	145,238
Aventiv Technologies LLC Tranche FLSO 1LN, term loan 14.5794% 3/25/2026 (e)(h)	287,516	300,934
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 12.0572% 3/25/2026 (e)(f)(h)	26,882	26,479
		1,200,989
Media - 0.0%
Univision Communications Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5456% 6/24/2029 (e)(f)(h)	111,550	111,596
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.7207% 1/31/2029 (e)(f)(h)	972,338	965,658
		1,077,254
TOTAL COMMUNICATION SERVICES		2,278,243

Consumer Discretionary - 1.6%
Automobile Components - 0.0%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8562% 5/6/2030 (e)(f)(h)	426,780	426,567
Broadline Retail - 0.0%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6062% 1/23/2032 (e)(f)(h)	1,139,110	1,138,825
Distributors - 0.0%
Solenis Holdings Ltd Tranche B6 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2956% 6/20/2031 (e)(f)(h)	466,657	464,557
Diversified Consumer Services - 0.2%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5774% 3/4/2028 (e)(f)(h)	2,596,856	2,281,987
TKC Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.3528% 5/15/2028 (e)(f)(h)	2,647,276	2,644,788
		4,926,775
Hotels, Restaurants & Leisure - 0.3%
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 1/29/2029 (e)(f)(h)(i)	7,241,262	7,242,711
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5695% 12/30/2026 (e)(f)(h)	1,607,279	1,543,791
		8,786,502
Specialty Retail - 1.1%
Belron Finance 2019 LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0487% 10/16/2031 (e)(f)(h)	833,700	836,618
Kodiak BP LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0405% 12/4/2031 (e)(f)(h)	472,724	455,588
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.19% 6/6/2031 (e)(f)(h)	24,163,765	22,476,168
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8562% 1/30/2031 (e)(f)(h)	356,117	355,248
		24,123,622
TOTAL CONSUMER DISCRETIONARY		39,866,848

Consumer Staples - 0.0%
Beverages - 0.0%
Naked Juice LLC Tranche EXCH FLSO FL20 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.6456% 1/24/2029 (e)(f)(h)	259,299	194,555
Naked Juice LLC Tranche NEW $$ FLFO 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.7956% 1/24/2029 (e)(f)(h)	168,264	167,212
		361,767
Food Products - 0.0%
Fiesta Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6062% 2/12/2031 (e)(f)(h)	351,457	351,896
TOTAL CONSUMER STAPLES		713,663

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2956% 12/30/2027 (e)(f)(h)	351,858	351,858
EPIC Crude Services LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8285% 10/15/2031 (e)(f)(h)	302,521	304,033
Mesquite Energy Inc 1LN, term loan 0% (e)(h)(i)(j)(k)	721,000	0
Mesquite Energy Inc 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (e)(f)(h)(i)(j)(k)	1,670,606	0
		655,891
Financials - 1.3%
Capital Markets - 0.2%
Citadel Securities Global Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3562% 10/31/2031 (e)(f)(h)	1,191,083	1,193,656
Focus Financial Partners LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1062% 9/15/2031 (e)(f)(h)	4,293,425	4,294,413
PEX Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.9666% 11/26/2031 (e)(f)(h)	299,250	299,624
		5,787,693
Financial Services - 0.3%
CFC USA 2025 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0406% 7/1/2032 (e)(f)(h)	2,320,000	2,312,762
Orion US Finco Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 5/20/2032 (e)(f)(h)(i)	215,000	215,963
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.072% 2/20/2032 (e)(f)(h)	5,040,000	5,034,506
		7,563,231
Insurance - 0.8%
Acrisure LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6062% 6/21/2032 (e)(f)(h)	2,688,336	2,691,696
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3562% 11/6/2030 (e)(f)(h)	1,979,182	1,976,708
Alera Group Intermediate Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6062% 5/31/2032 (e)(f)(h)	615,000	617,577
Alliant Hldgs Intermediate LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1028% 9/19/2031 (e)(f)(h)	6,447,432	6,446,787
CRC Insurance Group LLC 2LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0456% 5/6/2032 (e)(f)(h)	2,273,684	2,318,589
CRC Insurance Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0456% 5/6/2031 (e)(f)(h)	381,532	381,372
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8255% 6/20/2030 (e)(f)(h)	4,690,027	4,693,779
		19,126,508
TOTAL FINANCIALS		32,477,432

Health Care - 0.9%
Health Care Equipment & Supplies - 0.3%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6062% 1/15/2031 (e)(f)(h)	540,000	541,485
Medline Borrower LP 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 0% 10/23/2028 (e)(f)(h)(i)	5,548,703	5,552,199
		6,093,684
Health Care Providers & Services - 0.0%
Phoenix Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8562% 11/15/2028 (e)(f)(h)	916,229	917,145
Health Care Technology - 0.5%
athenahealth Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1062% 2/15/2029 (e)(f)(h)	4,219,025	4,212,823
Cotiviti Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0789% 5/1/2031 (e)(f)(h)	6,848,573	6,825,768
		11,038,591
Pharmaceuticals - 0.1%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.6062% 10/8/2030 (e)(f)(h)	3,175,000	3,106,547
Amneal Pharmaceuticals LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 7/26/2032 (e)(f)(h)(i)	235,000	234,901
		3,341,448
TOTAL HEALTH CARE		21,390,868

Industrials - 0.8%
Aerospace & Defense - 0.1%
TransDigm Inc Tranche L 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7956% 1/19/2032 (e)(f)(h)	1,821,238	1,826,191
Commercial Services & Supplies - 0.6%
ABG Intermediate Holdings 2 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.6062% 2/13/2032 (e)(f)(h)	3,396,488	3,382,698
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.6062% 12/21/2028 (e)(f)(h)	2,723,024	2,716,216
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7956% 2/15/2031 (e)(f)(h)	1,036,875	857,496
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7759% 8/1/2030 (e)(f)(h)	5,062,930	4,224,408
GEO Group Inc/The Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 0% 4/13/2029 (e)(f)(h)(i)	293,096	293,388
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.5%, 6.7019% 6/21/2028 (e)(f)(h)	394,625	394,582
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.4294% 4/11/2029 (e)(f)(h)	2,433,975	2,333,184
Reworld Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.59% 11/30/2028 (e)(f)(h)	306,857	307,164
Reworld Holding Corp Tranche C 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.59% 11/30/2028 (e)(f)(h)	23,693	23,717
Sabert Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.4707% 12/10/2026 (e)(f)(h)	681,933	683,638
		15,216,491
Machinery - 0.1%
Beach Acquisition Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 6/28/2032 (e)(f)(h)(i)	330,000	331,924
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4562% 3/25/2031 (e)(f)(h)	1,022,063	1,020,468
		1,352,392
Passenger Airlines - 0.0%
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5755% 5/28/2032 (e)(f)(h)	209,475	210,784
SkyMiles IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0755% 10/20/2027 (e)(f)(h)	128,323	128,804
United Airlines Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.3509% 2/22/2031 (e)(f)(h)	377,061	378,004
		717,592
Professional Services - 0.0%
Amentum Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.6062% 9/29/2031 (e)(f)(h)	925,763	925,300
TOTAL INDUSTRIALS		20,037,966

Information Technology - 4.6%
Electronic Equipment, Instruments & Components - 0.0%
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0881% 7/12/2032 (e)(f)(h)	249,613	249,771
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5456% 8/18/2031 (e)(f)(h)	526,025	525,893
		775,664
IT Services - 1.3%
Acuris Finance US Inc 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0456% 2/16/2028 (e)(f)(h)	87,628	87,580
GTT Communications Inc Tranche NEW $ HOLDCO 1LN, term loan 14% 7/15/2031 (e)(h)	467,183	378,418
Kaseya Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6062% 3/20/2032 (e)(f)(h)	987,525	989,688
X Corp 1LN, term loan 9.5% 10/26/2029 (h)	20,545,000	19,905,845
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.9579% 10/26/2029 (e)(f)(h)	10,854,337	10,567,674
		31,929,205
Software - 3.3%
Applied Systems Inc 2LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7956% 2/23/2032 (e)(f)(h)	35,000	35,866
Applied Systems Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7956% 2/24/2031 (e)(f)(h)	1,945,399	1,946,080
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 10.2062% 12/10/2029 (e)(f)(h)	1,020,331	1,019,311
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3562% 12/11/2028 (e)(f)(h)	2,850,597	2,850,597
Avalara Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5456% 3/26/2032 (e)(f)(h)	4,950,000	4,968,167
ConnectWise LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.0572% 9/29/2028 (e)(f)(h)	2,894,098	2,901,854
First Advantage Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 10/31/2031 (e)(f)(h)(i)	386,748	387,959
KnowBe4 Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0685% 7/23/2032 (e)(f)(h)	285,000	284,823
McAfee Corp 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3272% 3/1/2029 (e)(f)(h)	9,983,284	9,631,772
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6062% 5/3/2028 (e)(f)(h)	1,687,888	1,606,026
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8079% 7/1/2031 (e)(f)(h)	4,982,350	4,880,013
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.3195% 6/2/2028 (e)(f)(h)	3,489,087	3,417,561
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5456% 10/26/2030 (e)(f)(h)	2,219,708	2,223,593
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3562% 8/31/2028 (e)(f)(h)	17,574,694	17,594,730
RealPage Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.5572% 4/24/2028 (e)(f)(h)	745,938	744,923
UKG Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.81% 2/10/2031 (e)(f)(h)	15,097,222	15,091,183
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 0% 4/12/2031 (e)(f)(h)(i)	7,665,917	7,665,917
X.AI LLC 1LN, term loan 12.5% 6/28/2030 (h)	5,100,000	5,120,043
		82,370,418
TOTAL INFORMATION TECHNOLOGY		115,075,287

Materials - 1.1%
Chemicals - 0.6%
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.082% 10/4/2029 (e)(f)(h)	11,870,444	11,853,944
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0579% 8/25/2031 (e)(f)(h)	1,519,735	1,483,642
WR Grace Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5456% 9/22/2028 (e)(f)(h)	2,316,344	2,315,857
		15,653,443
Containers & Packaging - 0.5%
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 7.5312% 4/13/2029 (e)(f)(h)	12,733,024	12,724,111
TOTAL MATERIALS		28,377,554

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.8562% 3/29/2030 (e)(f)(h)	313,171	313,171
Talen Energy Supply LLC Tranche TLB-EXIT 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8077% 5/17/2030 (e)(f)(h)	95,400	95,475
		408,646
TOTAL UNITED STATES		261,282,398
TOTAL BANK LOAN OBLIGATIONS (Cost $286,649,783)		281,904,064

Common Stocks - 20.5%
	Shares	Value ($)
CANADA - 0.1%
Information Technology - 0.1%
IT Services - 0.1%
Shopify Inc Class A (l)	28,400	3,471,498
CHINA - 0.5%
Consumer Discretionary - 0.5%
Automobiles - 0.5%
BYD Co Ltd H Shares	894,000	13,053,167
FRANCE - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
LVMH Moet Hennessy Louis Vuitton SE	1,900	1,019,943
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Studio City International Holdings Ltd ADR (l)	35,600	163,048
Studio City International Holdings Ltd ADR (d)(l)	32,338	148,108

TOTAL HONG KONG		311,156
NETHERLANDS - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
ASML Holding NV depository receipt	3,400	2,362,014
NXP Semiconductors NV	7,900	1,688,783

TOTAL NETHERLANDS		4,050,797
TAIWAN - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
Taiwan Semiconductor Manufacturing Co Ltd ADR	41,200	9,954,744
UNITED STATES - 19.3%
Communication Services - 2.3%
Interactive Media & Services - 2.0%
Alphabet Inc Class A	39,600	7,599,240
Meta Platforms Inc Class A	46,200	35,732,928
Pinterest Inc Class A (l)	176,000	6,793,600
		50,125,768
Media - 0.3%
EchoStar Corp (b)	84,623	2,757,864
EchoStar Corp Class A (l)(m)	126,700	4,129,153
		6,887,017
TOTAL COMMUNICATION SERVICES		57,012,785

Consumer Discretionary - 1.7%
Automobile Components - 0.0%
UC Holdings Inc (j)(l)	29,835	0
Broadline Retail - 0.4%
Amazon.com Inc (l)	43,500	10,183,785
Hotels, Restaurants & Leisure - 0.6%
Airbnb Inc Class A (l)	26,800	3,548,588
Booking Holdings Inc	800	4,403,248
Boyd Gaming Corp	74,300	6,308,070
New Cotai LLC / New Cotai Capital Corp (b)(j)(l)	1,458,195	597,860
		14,857,766
Household Durables - 0.3%
TopBuild Corp (l)	21,700	8,038,331
Specialty Retail - 0.3%
Dick's Sporting Goods Inc	15,200	3,214,952
Williams-Sonoma Inc	22,600	4,227,330
		7,442,282
Textiles, Apparel & Luxury Goods - 0.1%
Arena Brands Holding Corp (b)(j)(l)	42,253	697,175
Crocs Inc (l)	22,654	2,259,283
		2,956,458
TOTAL CONSUMER DISCRETIONARY		43,478,622

Consumer Staples - 0.3%
Beverages - 0.0%
Celsius Holdings Inc (l)	39,200	1,777,328
Consumer Staples Distribution & Retail - 0.3%
Northeast Grocery Inc (b)(j)(l)	339,746	2,354,440
Southeastern Grocers Inc rights (j)(l)	250,623	9,819
US Foods Holding Corp (l)	52,700	4,391,491
		6,755,750
TOTAL CONSUMER STAPLES		8,533,078

Energy - 1.0%
Energy Equipment & Services - 0.1%
Forbes Energy Services Ltd (j)(l)	65,062	1
KLX Energy Services Holdings Inc warrants 3/12/2030 (l)	47,972	85,465
Noble Corp PLC	1,410	37,802
Superior Energy Services Inc Class A (j)(l)	17,671	1,066,975
Tidewater Inc warrants 11/14/2042 (l)	12,651	695,893
		1,886,136
Oil, Gas & Consumable Fuels - 0.9%
California Resources Corp	2,670	128,641
Energy Transfer LP	223,800	4,037,352
EP Energy Corp (j)(l)	147,125	230,986
Expand Energy Corp	490	51,342
Expand Energy Corp warrants 2/9/2026 (l)	926	83,340
Mesquite Energy Inc (j)(l)	90,382	18,211,990
		22,743,651
TOTAL ENERGY		24,629,787

Financials - 2.6%
Capital Markets - 0.5%
Ares Management Corp Class A	25,400	4,712,462
Blue Owl Capital Inc Class A	199,700	3,864,195
Moody's Corp	5,600	2,888,088
		11,464,745
Consumer Finance - 0.1%
OneMain Holdings Inc	75,800	4,380,482
Financial Services - 1.6%
Apollo Global Management Inc	108,200	15,723,624
Block Inc Class A (l)	64,100	4,952,366
Carnelian Point Holdings LP warrants 6/30/2027 (j)(l)	118	344
Mastercard Inc Class A	16,000	9,063,520
Mr Cooper Group Inc (l)	1,504	234,203
Visa Inc Class A	30,800	10,640,476
		40,614,533
Insurance - 0.4%
Arthur J Gallagher & Co	34,500	9,910,125
TOTAL FINANCIALS		66,369,885

Health Care - 0.1%
Health Care Providers & Services - 0.1%
Cano Health LLC warrants (j)(l)	1,505	5,674
Tenet Healthcare Corp (l)	15,300	2,467,584
		2,473,258
Industrials - 4.2%
Building Products - 0.6%
Carlisle Cos Inc	19,600	6,952,316
Trane Technologies PLC	19,900	8,717,792
		15,670,108
Construction & Engineering - 1.9%
Comfort Systems USA Inc	34,800	24,474,840
EMCOR Group Inc	24,300	15,248,007
IES Holdings Inc (l)	16,700	5,896,269
WillScot Holdings Corp	97,300	2,855,755
		48,474,871
Electrical Equipment - 1.5%
Eaton Corp PLC	36,500	14,042,280
NEXTracker Inc Class A (l)	149,800	8,727,348
nVent Electric PLC	51,800	4,062,156
Vertiv Holdings Co Class A	67,400	9,813,440
		36,645,224
Machinery - 0.2%
Parker-Hannifin Corp	6,900	5,050,110
Passenger Airlines - 0.0%
Spirit Aviation Holdings Inc	37,463	153,224
Spirit Aviation Holdings Inc	8,110	33,170
		186,394
TOTAL INDUSTRIALS		106,026,707

Information Technology - 5.3%
Communications Equipment - 0.3%
Arista Networks Inc	62,400	7,688,928
IT Services - 0.0%
GTT Communications Inc (j)(l)	11,856	503,643
Semiconductors & Semiconductor Equipment - 3.0%
KLA Corp	7,600	6,680,628
Lam Research Corp	98,000	9,294,320
Marvell Technology Inc	45,200	3,632,724
Micron Technology Inc	29,400	3,208,716
MKS Inc	27,200	2,588,896
NVIDIA Corp	230,000	40,910,100
ON Semiconductor Corp (l)	113,260	6,383,334
		72,698,718
Software - 1.9%
Adobe Inc (l)	10,300	3,684,207
AppLovin Corp Class A (l)	6,700	2,617,690
Autodesk Inc (l)	12,700	3,849,497
Microsoft Corp	31,000	16,538,500
Monday.com Ltd (l)	37,100	9,730,959
Oracle Corp	21,000	5,329,170
Salesforce Inc	18,200	4,701,606
		46,451,629
Technology Hardware, Storage & Peripherals - 0.1%
Dell Technologies Inc Class C	25,300	3,357,057
TOTAL INFORMATION TECHNOLOGY		130,699,975

Materials - 0.5%
Chemicals - 0.1%
Chemours Co/The (m)	138,100	1,654,438
Construction Materials - 0.3%
Eagle Materials Inc	23,600	5,293,244
Martin Marietta Materials Inc	4,100	2,357,008
		7,650,252
Containers & Packaging - 0.1%
Graphic Packaging Holding CO	120,900	2,703,324
Metals & Mining - 0.0%
Warrior Met Coal Inc	692	35,555
TOTAL MATERIALS		12,043,569

Utilities - 1.3%
Electric Utilities - 0.4%
Constellation Energy Corp	29,200	10,156,928
Independent Power and Renewable Electricity Producers - 0.9%
PureWest Energy LLC (j)(l)	3,289	739
Vistra Corp	110,700	23,085,378
		23,086,117
TOTAL UTILITIES		33,243,045

TOTAL UNITED STATES		484,510,711
TOTAL COMMON STOCKS (Cost $311,718,497)		516,372,016

Convertible Corporate Bonds - 0.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.8%
Communication Services - 0.4%
Media - 0.4%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	6,611,122	8,369,681
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
New Cotai LLC 5% 2/24/2027 (j)	1,978,172	2,760,737
Financials - 0.1%
Capital Markets - 0.1%
Coinbase Global Inc 0.25% 4/1/2030	1,440,000	1,982,935
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Wolfspeed Inc 1.875% (k)	19,874,000	6,011,885
TOTAL UNITED STATES		19,125,238
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $22,938,011)		19,125,238

Convertible Preferred Stocks - 0.8%
	Shares	Value ($)
UNITED STATES - 0.8%
Financials - 0.8%
Financial Services - 0.8%
Acrisure Holdings Inc Series A-2 (j) (Cost $20,095,579)	834,534	20,813,278

Non-Convertible Corporate Bonds - 47.3%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
Fortescue Treasury Pty Ltd 4.375% 4/1/2031 (d)	1,145,000	1,072,751
Mineral Resources Ltd 8% 11/1/2027 (d)	4,725,000	4,803,309
Mineral Resources Ltd 8.125% 5/1/2027 (d)	95,000	95,280
Mineral Resources Ltd 8.5% 5/1/2030 (d)	3,095,000	3,168,159
Mineral Resources Ltd 9.25% 10/1/2028 (d)	3,435,000	3,590,098

TOTAL AUSTRALIA		12,729,597
BRAZIL - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
ERO Copper Corp 6.5% 2/15/2030 (d)	1,320,000	1,295,250
CANADA - 1.5%
Consumer Discretionary - 0.6%
Hotels, Restaurants & Leisure - 0.6%
1011778 BC ULC / New Red Finance Inc 3.875% 1/15/2028 (d)	1,630,000	1,572,207
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (d)	5,185,000	4,803,966
1011778 BC ULC / New Red Finance Inc 4.375% 1/15/2028 (d)	5,490,000	5,364,765
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (d)	2,005,000	2,027,900
		13,768,838
Household Durables - 0.0%
Brookfield Residential Properties Inc / Brookfield Residential US LLC 4.875% 2/15/2030 (d)	1,080,000	982,066
TOTAL CONSUMER DISCRETIONARY		14,750,904

Consumer Staples - 0.1%
Household Products - 0.1%
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (d)	2,140,000	1,856,340
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Parkland Corp 4.5% 10/1/2029 (d)	1,145,000	1,103,152
Parkland Corp 4.625% 5/1/2030 (d)	1,735,000	1,663,821
Parkland Corp 6.625% 8/15/2032 (d)	1,085,000	1,109,014
Teine Energy Ltd 6.875% 4/15/2029 (d)	1,145,000	1,125,963
		5,001,950
Financials - 0.0%
Insurance - 0.0%
Jones Deslauriers Insurance Management Inc 10.5% 12/15/2030 (d)	685,000	727,948
Industrials - 0.3%
Aerospace & Defense - 0.3%
Bombardier Inc 6% 2/15/2028 (d)	830,000	835,519
Bombardier Inc 7.125% 6/15/2026 (d)	415,000	416,217
Bombardier Inc 7.25% 7/1/2031 (d)	1,030,000	1,075,532
Bombardier Inc 7.875% 4/15/2027 (d)	360,000	361,866
Bombardier Inc 8.75% 11/15/2030 (d)	1,475,000	1,587,283
		4,276,417
Machinery - 0.0%
ATS Corp 4.125% 12/15/2028 (d)	1,015,000	964,662
Passenger Airlines - 0.0%
Air Canada 3.875% 8/15/2026 (d)	1,240,000	1,226,694
TOTAL INDUSTRIALS		6,467,773

Information Technology - 0.1%
Software - 0.1%
Open Text Corp 6.9% 12/1/2027 (d)	1,685,000	1,739,790
Open Text Holdings Inc 4.125% 12/1/2031 (d)	780,000	709,839
Open Text Holdings Inc 4.125% 2/15/2030 (d)	790,000	740,473
		3,190,102
Materials - 0.2%
Chemicals - 0.1%
NOVA Chemicals Corp 8.5% 11/15/2028 (d)	1,325,000	1,391,466
Containers & Packaging - 0.1%
Cascades Inc/Cascades USA Inc 5.375% 1/15/2028 (d)	790,000	772,468
Toucan FinCo Ltd/Toucan FinCo Can Inc/Toucan FinCo US LLC 9.5% 5/15/2030 (d)	1,515,000	1,550,951
		2,323,419
Metals & Mining - 0.0%
Hudbay Minerals Inc 4.5% 4/1/2026 (d)	905,000	897,661
TOTAL MATERIALS		4,612,546

TOTAL CANADA		36,607,563
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gran Tierra Energy Inc 9.5% 10/15/2029 (d)	1,250,000	1,028,125
FRANCE - 1.3%
Communication Services - 1.2%
Diversified Telecommunication Services - 1.2%
Altice France SA 5.125% 1/15/2029 (d)	510,000	439,874
Altice France SA 5.125% 7/15/2029 (d)	17,000,000	14,705,000
Altice France SA 5.5% 1/15/2028 (d)	3,090,000	2,746,238
Altice France SA 5.5% 10/15/2029 (d)	15,620,000	13,545,075
		31,436,187
Energy - 0.1%
Energy Equipment & Services - 0.1%
Vallourec SACA 7.5% 4/15/2032 (d)	2,115,000	2,239,136
TOTAL FRANCE		33,675,323
GERMANY - 0.1%
Materials - 0.1%
Paper & Forest Products - 0.1%
Mercer International Inc 5.125% 2/1/2029	1,920,000	1,546,641
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA 4.5% 4/27/2031 (d)	235,000	215,259
HONG KONG - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Seaspan Corp 5.5% 8/1/2029 (d)	1,240,000	1,180,827
INDIA - 0.0%
Information Technology - 0.0%
IT Services - 0.0%
CA Magnum Holdings 5.375% 10/31/2026 (d)	690,000	684,566
ISRAEL - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	524,000	520,128
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	865,000	864,708

TOTAL ISRAEL		1,384,836
LUXEMBOURG - 0.3%
Communication Services - 0.2%
Media - 0.2%
Altice Financing SA 5% 1/15/2028 (d)	1,580,000	1,266,306
Altice Financing SA 5.75% 8/15/2029 (d)	4,975,000	3,810,258
		5,076,564
Information Technology - 0.1%
Software - 0.1%
ION Trading Technologies Sarl 5.75% 5/15/2028 (d)	1,605,000	1,552,168
ION Trading Technologies Sarl 9.5% 5/30/2029 (d)	1,580,000	1,638,437
		3,190,605
TOTAL LUXEMBOURG		8,267,169
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Studio City Finance Ltd 5% 1/15/2029 (d)	725,000	678,781
MEXICO - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Borr IHC Ltd / Borr Finance LLC 10% 11/15/2028 (d)	1,313,110	1,253,009
Borr IHC Ltd / Borr Finance LLC 10.375% 11/15/2030 (d)	454,320	425,925

TOTAL MEXICO		1,678,934
NETHERLANDS - 0.3%
Communication Services - 0.3%
Media - 0.3%
VZ Secured Financing BV 5% 1/15/2032 (d)	3,855,000	3,390,254
Ziggo BV 4.875% 1/15/2030 (d)	3,795,000	3,505,711

TOTAL NETHERLANDS		6,895,965
NORWAY - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Seadrill Finance Ltd 8.375% 8/1/2030 (d)	1,925,000	1,966,393
SPAIN - 0.1%
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA 4.75% 10/15/2028 (d)	850,000	818,812
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Sustainable Infrastructure Ltd 4.125% 6/15/2028 (d)	1,045,000	1,009,142
TOTAL SPAIN		1,827,954
SWITZERLAND - 0.1%
Materials - 0.1%
Chemicals - 0.1%
Consolidated Energy Finance SA 12% 2/15/2031 (d)	3,610,000	3,392,195
TURKEY - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Eldorado Gold Corp 6.25% 9/1/2029 (d)	1,895,000	1,888,576
UNITED KINGDOM - 1.4%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Vmed O2 UK Financing I PLC 4.75% 7/15/2031 (d)	2,875,000	2,659,918
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (d)	710,000	738,112
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (d)	1,085,000	1,148,556
Macquarie Airfinance Holdings Ltd 8.125% 3/30/2029 (d)	1,475,000	1,539,609
		3,426,277
Automobiles - 0.0%
Mclaren Finance PLC 7.5% 8/1/2026 (d)	1,130,000	1,130,000
TOTAL CONSUMER DISCRETIONARY		4,556,277

Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
EG Global Finance PLC 12% 11/30/2028 (d)	23,205,000	25,637,209
Health Care - 0.0%
Health Care Providers & Services - 0.0%
180 Medical Inc 3.875% 10/15/2029 (d)	910,000	861,546
Industrials - 0.1%
Aerospace & Defense - 0.1%
Rolls-Royce PLC 5.75% 10/15/2027 (d)	1,440,000	1,472,491
TOTAL UNITED KINGDOM		35,187,441
UNITED STATES - 40.9%
Communication Services - 3.0%
Diversified Telecommunication Services - 0.2%
Frontier Communications Holdings LLC 5% 5/1/2028 (d)	2,830,000	2,826,439
Frontier Communications Holdings LLC 5.875% 10/15/2027 (d)	1,375,000	1,375,249
		4,201,688
Entertainment - 0.1%
ROBLOX Corp 3.875% 5/1/2030 (d)	3,295,000	3,101,449
Media - 2.7%
CSC Holdings LLC 3.375% 2/15/2031 (d)	2,115,000	1,383,397
CSC Holdings LLC 4.125% 12/1/2030 (d)	1,905,000	1,280,619
CSC Holdings LLC 4.5% 11/15/2031 (d)	1,375,000	915,984
DISH Network Corp 11.75% 11/15/2027 (d)	9,810,000	10,216,536
EchoStar Corp 10.75% 11/30/2029	24,114,983	25,432,626
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (e)	7,447,441	7,056,450
Scripps Escrow II Inc 3.875% 1/15/2029 (d)	360,000	319,599
Sirius XM Radio LLC 3.875% 9/1/2031 (d)	1,655,000	1,460,741
Sirius XM Radio LLC 4% 7/15/2028 (d)	1,695,000	1,613,280
Sirius XM Radio LLC 5% 8/1/2027 (d)	1,575,000	1,557,868
Univision Communications Inc 4.5% 5/1/2029 (d)	5,610,000	5,190,796
Univision Communications Inc 7.375% 6/30/2030 (d)	6,430,000	6,394,699
Univision Communications Inc 8.5% 7/31/2031 (d)	3,735,000	3,793,154
Univision Communications Inc 9.375% 8/1/2032 (d)	2,380,000	2,469,490
		69,085,239
TOTAL COMMUNICATION SERVICES		76,388,376

Consumer Discretionary - 5.3%
Automobile Components - 0.3%
Adient Global Holdings Ltd 7% 4/15/2028 (d)	960,000	982,670
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (d)	1,920,000	1,963,066
Dana Inc 4.25% 9/1/2030	1,185,000	1,166,139
Dana Inc 4.5% 2/15/2032	1,305,000	1,273,472
Hertz Corp/The 12.625% 7/15/2029 (d)	515,000	538,037
Hertz Corp/The 5.5% (k)(n)	1,505,000	86,537
Hertz Corp/The 6% (k)(n)	1,385,000	249,300
Hertz Corp/The 6.25% (k)(n)	1,605,000	108,338
Hertz Corp/The 7.125% (k)(n)	1,430,000	286,000
Nesco Holdings II Inc 5.5% 4/15/2029 (d)	1,850,000	1,803,766
		8,457,325
Automobiles - 0.1%
Nissan Motor Acceptance Co LLC 2.45% 9/15/2028 (d)	615,000	555,655
Nissan Motor Acceptance Co LLC 5.55% 9/13/2029 (d)	700,000	682,538
Nissan Motor Acceptance Co LLC 7.05% 9/15/2028 (d)	310,000	319,382
		1,557,575
Broadline Retail - 0.1%
ANGI Group LLC 3.875% 8/15/2028 (d)	750,000	698,715
Wayfair LLC 7.25% 10/31/2029 (d)	2,330,000	2,370,740
		3,069,455
Distributors - 0.0%
Windsor Holdings III LLC 8.5% 6/15/2030 (d)	955,000	1,012,254
Diversified Consumer Services - 0.6%
Adtalem Global Education Inc 5.5% 3/1/2028 (d)	1,335,000	1,318,955
Service Corp International/US 4% 5/15/2031	1,610,000	1,493,502
TKC Holdings Inc 6.875% 5/15/2028 (d)	10,855,000	10,845,922
WASH Multifamily Acquisition Inc 5.75% 4/15/2026 (d)	1,285,000	1,284,892
		14,943,271
Hotels, Restaurants & Leisure - 2.5%
Bloomin' Brands Inc / OSI Restaurant Partners LLC 5.125% 4/15/2029 (d)	715,000	666,467
Boyd Gaming Corp 4.75% 6/15/2031 (d)	4,225,000	4,024,298
Boyne USA Inc 4.75% 5/15/2029 (d)	840,000	814,009
Carnival Corp 4% 8/1/2028 (d)	9,210,000	8,945,214
Carnival Corp 5.875% 6/15/2031 (d)	1,505,000	1,527,575
Carnival Corp 7% 8/15/2029 (d)	990,000	1,040,354
Churchill Downs Inc 5.75% 4/1/2030 (d)	2,330,000	2,324,246
Churchill Downs Inc 6.75% 5/1/2031 (d)	1,925,000	1,965,477
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (d)	4,710,000	4,477,793
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (d)	4,950,000	4,657,100
Hilton Domestic Operating Co Inc 3.75% 5/1/2029 (d)	725,000	690,644
Hilton Domestic Operating Co Inc 4% 5/1/2031 (d)	1,085,000	1,012,393
Hilton Domestic Operating Co Inc 4.875% 1/15/2030	1,180,000	1,163,799
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (d)	1,445,000	1,468,410
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (d)	2,020,000	2,060,097
Jacobs Entertainment Inc 6.75% 2/15/2029 (d)	1,250,000	1,218,750
Light & Wonder International Inc 7.5% 9/1/2031 (d)	970,000	1,011,016
MGM Resorts International 4.75% 10/15/2028	1,470,000	1,450,544
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 8.25% 4/15/2030 (d)	3,025,000	3,136,129
NCL Corp Ltd 5.875% 2/15/2027 (d)	1,770,000	1,775,244
Neogen Food Safety Corp 8.625% 7/20/2030 (d)	775,000	783,246
Papa John's International Inc 3.875% 9/15/2029 (d)	765,000	728,187
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp 5.625% 9/1/2029 (d)	2,410,000	1,446,000
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp 5.875% 9/1/2031 (d)	370,000	227,550
Royal Caribbean Cruises Ltd 5.375% 7/15/2027 (d)	1,295,000	1,301,141
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (d)	2,030,000	2,083,551
SeaWorld Parks & Entertainment Inc 5.25% 8/15/2029 (d)	1,665,000	1,620,631
Station Casinos LLC 4.625% 12/1/2031 (d)	1,300,000	1,216,576
Viking Ocean Cruises Ship VII Ltd 5.625% 2/15/2029 (d)	625,000	620,852
VOC Escrow Ltd 5% 2/15/2028 (d)	5,510,000	5,459,949
Yum! Brands Inc 4.625% 1/31/2032	1,530,000	1,464,656
		62,381,898
Household Durables - 0.5%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 4/1/2030 (d)	1,240,000	1,162,814
LGI Homes Inc 8.75% 12/15/2028 (d)	975,000	1,022,602
Newell Brands Inc 6.375% 5/15/2030	1,000,000	969,147
Newell Brands Inc 6.625% 9/15/2029	1,095,000	1,090,142
Newell Brands Inc 8.5% 6/1/2028 (d)	1,260,000	1,320,321
Somnigroup International Inc 3.875% 10/15/2031 (d)	2,230,000	2,013,209
Somnigroup International Inc 4% 4/15/2029 (d)	2,545,000	2,417,018
TopBuild Corp 3.625% 3/15/2029 (d)	755,000	711,409
Tri Pointe Homes Inc 5.7% 6/15/2028	1,965,000	1,985,232
		12,691,894
Specialty Retail - 1.1%
Asbury Automotive Group Inc 4.5% 3/1/2028	492,000	483,819
Asbury Automotive Group Inc 4.625% 11/15/2029 (d)	6,520,000	6,264,779
Asbury Automotive Group Inc 4.75% 3/1/2030	489,000	469,646
Asbury Automotive Group Inc 5% 2/15/2032 (d)	1,535,000	1,451,960
Bath & Body Works Inc 6.625% 10/1/2030 (d)	4,585,000	4,693,165
Bath & Body Works Inc 6.75% 7/1/2036	1,340,000	1,356,143
Bath & Body Works Inc 7.5% 6/15/2029	1,135,000	1,159,300
LBM Acquisition LLC 6.25% 1/15/2029 (d)	2,880,000	2,527,200
LCM Investments Holdings II LLC 8.25% 8/1/2031 (d)	1,160,000	1,226,491
Petsmart Inc / Petsmart Finance Corp 4.75% 2/15/2028 (d)	2,260,000	2,217,803
Petsmart Inc / Petsmart Finance Corp 7.75% 2/15/2029 (d)	2,540,000	2,485,600
Wand NewCo 3 Inc 7.625% 1/30/2032 (d)	1,995,000	2,094,692
		26,430,598
Textiles, Apparel & Luxury Goods - 0.1%
Crocs Inc 4.125% 8/15/2031 (d)	825,000	745,744
Crocs Inc 4.25% 3/15/2029 (d)	1,110,000	1,055,900
Kontoor Brands Inc 4.125% 11/15/2029 (d)	760,000	705,919
		2,507,563
TOTAL CONSUMER DISCRETIONARY		133,051,833

Consumer Staples - 2.3%
Beverages - 0.0%
Primo Water Holdings Inc / Triton Water Holdings Inc 6.25% 4/1/2029 (d)	810,000	811,665
Consumer Staples Distribution & Retail - 1.4%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (d)	4,630,000	4,366,359
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.625% 1/15/2027 (d)	4,225,000	4,190,760
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (d)	6,100,000	5,945,801
C&S Group Enterprises LLC 5% 12/15/2028 (d)	1,110,000	992,640
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (d)	12,270,000	12,805,095
Performance Food Group Inc 4.25% 8/1/2029 (d)	1,160,000	1,115,264
Performance Food Group Inc 5.5% 10/15/2027 (d)	1,353,000	1,350,920
US Foods Inc 4.625% 6/1/2030 (d)	1,070,000	1,030,725
US Foods Inc 7.25% 1/15/2032 (d)	985,000	1,026,234
		32,823,798
Food Products - 0.8%
Chobani LLC / Chobani Finance Corp Inc 4.625% 11/15/2028 (d)	855,000	838,437
Darling Ingredients Inc 5.25% 4/15/2027 (d)	2,655,000	2,651,280
Darling Ingredients Inc 6% 6/15/2030 (d)	2,040,000	2,053,039
Fiesta Purchaser Inc 7.875% 3/1/2031 (d)	1,895,000	2,002,280
Fiesta Purchaser Inc 9.625% 9/15/2032 (d)	1,315,000	1,389,651
Lamb Weston Holdings Inc 4.125% 1/31/2030 (d)	1,720,000	1,636,268
Lamb Weston Holdings Inc 4.375% 1/31/2032 (d)	860,000	803,550
Post Holdings Inc 4.5% 9/15/2031 (d)	6,170,000	5,703,021
Post Holdings Inc 4.625% 4/15/2030 (d)	2,050,000	1,958,167
Post Holdings Inc 5.5% 12/15/2029 (d)	865,000	857,502
Simmons Foods Inc/Simmons Prepared Foods Inc/Simmons Pet Food Inc/Simmons Feed 4.625% 3/1/2029 (d)	1,070,000	1,012,560
		20,905,755
Household Products - 0.0%
Spectrum Brands Inc 3.875% 3/15/2031 (d)	257,000	205,042
Personal Care Products - 0.1%
BellRing Brands Inc 7% 3/15/2030 (d)	2,425,000	2,515,732
Hfc Prestige Products Inc/Hfc Prestige International Us LLC 4.75% 1/15/2029 (d)	1,240,000	1,216,001
		3,731,733
TOTAL CONSUMER STAPLES		58,477,993

Energy - 6.7%
Energy Equipment & Services - 0.9%
Diamond Foreign Asset Co / Diamond Finance LLC 8.5% 10/1/2030 (d)	985,000	1,026,790
KLX Energy Services Holdings Inc U.S. SOFR Averages Index + 8.5%, 12.852% 3/12/2030 pay-in-kind (d)(e)(f)	2,356,670	2,274,187
Nabors Industries Inc 9.125% 1/31/2030 (d)	1,950,000	1,929,984
Nabors Industries Ltd 7.5% 1/15/2028 (d)	1,360,000	1,254,988
Noble Finance II LLC 8% 4/15/2030 (d)	960,000	979,168
Transocean Inc 8% 2/1/2027 (d)	1,228,000	1,218,874
Transocean Inc 8.25% 5/15/2029 (d)	775,000	732,011
Transocean Inc 8.5% 5/15/2031 (d)	7,275,000	6,684,024
Transocean Inc 8.75% 2/15/2030 (d)	3,768,000	3,906,546
Transocean Titan Financing Ltd 8.375% 2/1/2028 (d)	1,788,714	1,833,158
Valaris Ltd 8.375% 4/30/2030 (d)	975,000	1,007,068
		22,846,798
Oil, Gas & Consumable Fuels - 5.8%
Alpha Natural Resources Inc 9.75% (j)(k)	1,770,000	0
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.375% 6/15/2029 (d)	1,205,000	1,194,869
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 1/15/2028 (d)	1,705,000	1,702,373
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 3/1/2027 (d)	2,655,000	2,656,119
California Resources Corp 8.25% 6/15/2029 (d)	1,085,000	1,114,550
Chesapeake Energy Corp 7% (j)(k)	840,000	0
Chesapeake Energy Corp 8% (j)(k)	300,000	0
Chesapeake Energy Corp 8% (j)(k)	480,000	0
CITGO Petroleum Corp 6.375% 6/15/2026 (d)	1,105,000	1,103,312
CITGO Petroleum Corp 8.375% 1/15/2029 (d)	4,325,000	4,485,056
Civitas Resources Inc 8.625% 11/1/2030 (d)	1,985,000	2,025,166
CNX Midstream Partners LP 4.75% 4/15/2030 (d)	900,000	850,193
CNX Resources Corp 6% 1/15/2029 (d)	690,000	689,627
CNX Resources Corp 7.375% 1/15/2031 (d)	890,000	917,269
Comstock Resources Inc 5.875% 1/15/2030 (d)	4,426,000	4,178,077
Comstock Resources Inc 6.75% 3/1/2029 (d)	7,095,000	7,014,819
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/2031 (d)	4,245,000	4,147,014
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (d)	2,610,000	2,779,556
CVR Energy Inc 5.75% 2/15/2028 (d)	3,170,000	3,039,659
CVR Energy Inc 8.5% 1/15/2029 (d)	6,890,000	6,769,333
DCP Midstream Operating LP 8.125% 8/16/2030	130,000	149,690
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (d)	2,645,000	2,657,844
DT Midstream Inc 4.125% 6/15/2029 (d)	1,215,000	1,170,117
DT Midstream Inc 4.375% 6/15/2031 (d)	1,215,000	1,156,439
Energy Transfer LP 5.625% 5/1/2027 (d)	12,200,000	12,203,480
Energy Transfer LP 6% 2/1/2029 (d)	8,530,000	8,644,845
Expand Energy Corp 4.875% (j)(k)	2,950,000	0
Expand Energy Corp 5.375% 3/15/2030	1,665,000	1,666,758
Expand Energy Corp 5.75% (j)(k)	1,890,000	0
Expand Energy Corp 5.875% 2/1/2029 (d)	2,735,000	2,739,284
Expand Energy Corp 6.75% 4/15/2029 (d)	1,150,000	1,159,407
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (d)	885,000	898,723
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (d)	1,235,000	1,294,910
Hess Midstream Operations LP 4.25% 2/15/2030 (d)	1,345,000	1,301,406
Hess Midstream Operations LP 5.125% 6/15/2028 (d)	1,570,000	1,561,911
Hess Midstream Operations LP 5.5% 10/15/2030 (d)	890,000	893,872
HF Sinclair Corp 5% 2/1/2028	1,060,000	1,057,382
HF Sinclair Corp 6.375% 4/15/2027	520,000	521,632
Hilcorp Energy I LP / Hilcorp Finance Co 6.25% 11/1/2028 (d)	310,000	311,197
Howard Midstream Energy Partners LLC 8.875% 7/15/2028 (d)	2,400,000	2,502,456
Kinetik Holdings LP 5.875% 6/15/2030 (d)	1,335,000	1,336,080
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (d)	1,085,000	1,059,113
Murphy Oil USA Inc 3.75% 2/15/2031 (d)	675,000	619,952
Northern Oil & Gas Inc 8.125% 3/1/2028 (d)	990,000	999,638
Northern Oil & Gas Inc 8.75% 6/15/2031 (d)	1,950,000	2,003,397
Occidental Petroleum Corp 7.2% 3/15/2029	545,000	572,399
ONEOK Inc 5.375% 6/1/2029	650,000	663,577
ONEOK Inc 6.5% 9/1/2030 (d)	2,725,000	2,907,500
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028	3,845,000	3,700,272
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (d)	4,245,000	3,871,594
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (d)	2,555,000	2,532,534
Permian Resources Operating LLC 5.875% 7/1/2029 (d)	1,165,000	1,165,000
Sitio Royalties Operating Partnership LP / Sitio Finance Corp 7.875% 11/1/2028 (d)	2,460,000	2,566,562
SM Energy Co 6.625% 1/15/2027	850,000	848,113
SM Energy Co 6.75% 9/15/2026	845,000	846,892
Sunoco LP / Sunoco Finance Corp 4.5% 4/30/2030	1,710,000	1,639,586
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029	1,320,000	1,279,469
Sunoco LP / Sunoco Finance Corp 6% 4/15/2027	4,740,000	4,736,850
Sunoco LP / Sunoco Finance Corp 7% 9/15/2028 (d)	985,000	1,014,541
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (d)	95,000	94,147
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 3/1/2027 (d)	950,000	946,874
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (d)	1,620,000	1,587,466
Talos Production Inc 9% 2/1/2029 (d)	880,000	901,909
Talos Production Inc 9.375% 2/1/2031 (d)	1,000,000	1,019,714
Targa Resources Partners LP / Targa Resources Partners Finance Corp 4.875% 2/1/2031	1,405,000	1,388,841
Venture Global Calcasieu 3.875% 8/15/2029 (d)	1,035,000	976,966
Venture Global Calcasieu 4.125% 8/15/2031 (d)	1,035,000	956,015
Venture Global Plaquemines LNG LLC 6.5% 1/15/2034 (d)	5,110,000	5,256,918
Venture Global Plaquemines LNG LLC 6.75% 1/15/2036 (d)	5,110,000	5,256,685
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (d)	2,275,000	2,456,872
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (d)	2,325,000	2,549,286
		144,313,107
TOTAL ENERGY		167,159,905

Financials - 4.9%
Capital Markets - 0.6%
AssuredPartners Inc 5.625% 1/15/2029 (d)	1,140,000	1,137,856
AssuredPartners Inc 7.5% 2/15/2032 (d)	1,005,000	1,073,106
BroadStreet Partners Inc 5.875% 4/15/2029 (d)	2,115,000	2,100,766
Coinbase Global Inc 3.375% 10/1/2028 (d)	4,600,000	4,328,033
Coinbase Global Inc 3.625% 10/1/2031 (d)	2,715,000	2,429,919
Hightower Holding LLC 6.75% 4/15/2029 (d)	785,000	781,075
Jane Street Group / JSG Finance Inc 4.5% 11/15/2029 (d)	1,240,000	1,187,656
MSCI Inc 3.25% 8/15/2033 (d)	1,245,000	1,090,385
MSCI Inc 4% 11/15/2029 (d)	900,000	869,171
		14,997,967
Consumer Finance - 1.4%
Ally Financial Inc 8% 11/1/2031	16,223,000	18,327,560
Ally Financial Inc 8% 11/1/2031	3,105,000	3,498,144
OneMain Finance Corp 4% 9/15/2030	720,000	659,808
OneMain Finance Corp 5.375% 11/15/2029	9,325,000	9,143,573
OneMain Finance Corp 6.625% 1/15/2028	1,185,000	1,213,405
OneMain Finance Corp 7.125% 3/15/2026	1,632,000	1,652,300
OneMain Finance Corp 7.875% 3/15/2030	985,000	1,036,872
		35,531,662
Financial Services - 0.8%
Block Inc 3.5% 6/1/2031	1,615,000	1,480,080
Compass Group Diversified Holdings LLC 5% 1/15/2032 (d)	870,000	762,011
Compass Group Diversified Holdings LLC 5.25% 4/15/2029 (d)	2,270,000	2,108,771
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (d)	1,355,000	1,371,837
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029	3,415,000	2,928,378
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027	5,030,000	4,900,496
Icahn Enterprises LP / Icahn Enterprises Finance Corp 6.25% 5/15/2026	3,497,000	3,474,460
MGIC Investment Corp 5.25% 8/15/2028	1,040,000	1,037,629
NCR Atleos Corp 9.5% 4/1/2029 (d)	1,480,000	1,603,365
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (d)	840,000	867,716
		20,534,743
Insurance - 2.1%
Acrisure LLC / Acrisure Finance Inc 6% 8/1/2029 (d)	6,240,000	6,086,652
Acrisure LLC / Acrisure Finance Inc 6.75% 7/1/2032 (d)	1,155,000	1,169,436
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (d)	1,055,000	1,089,898
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (d)	4,685,000	4,848,254
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4.25% 10/15/2027 (d)	1,470,000	1,439,150
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 5.875% 11/1/2029 (d)	1,290,000	1,270,311
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 10/15/2027 (d)	7,995,000	8,002,100
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (d)	5,690,000	5,766,957
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7% 1/15/2031 (d)	1,680,000	1,727,497
AmWINS Group Inc 4.875% 6/30/2029 (d)	1,205,000	1,170,399
HUB International Ltd 5.625% 12/1/2029 (d)	5,635,000	5,595,029
HUB International Ltd 7.25% 6/15/2030 (d)	6,265,000	6,530,862
HUB International Ltd 7.375% 1/31/2032 (d)	2,495,000	2,597,915
Panther Escrow Issuer LLC 7.125% 6/1/2031 (d)	3,590,000	3,712,410
USI Inc/NY 7.5% 1/15/2032 (d)	1,300,000	1,372,549
		52,379,419
TOTAL FINANCIALS		123,443,791

Health Care - 3.1%
Health Care Equipment & Supplies - 0.1%
Avantor Funding Inc 3.875% 11/1/2029 (d)	860,000	811,068
Bausch + Lomb Corp 8.375% 10/1/2028 (d)	1,970,000	2,053,922
Hologic Inc 4.625% 2/1/2028 (d)	645,000	635,393
		3,500,383
Health Care Providers & Services - 2.1%
CHS/Community Health Systems Inc 10.875% 1/15/2032 (d)	3,150,000	3,302,403
CHS/Community Health Systems Inc 4.75% 2/15/2031 (d)	2,860,000	2,393,070
CHS/Community Health Systems Inc 5.25% 5/15/2030 (d)	2,625,000	2,296,284
CHS/Community Health Systems Inc 6% 1/15/2029 (d)	1,085,000	1,031,314
CHS/Community Health Systems Inc 6.125% 4/1/2030 (d)	2,910,000	2,056,921
DaVita Inc 3.75% 2/15/2031 (d)	535,000	485,170
DaVita Inc 4.625% 6/1/2030 (d)	4,545,000	4,334,144
Encompass Health Corp 5.75% 9/15/2025	114,000	113,856
HAH Group Holding Co LLC 9.75% 10/1/2031 (d)	1,620,000	1,569,648
HealthEquity Inc 4.5% 10/1/2029 (d)	895,000	861,572
Molina Healthcare Inc 3.875% 11/15/2030 (d)	1,360,000	1,228,043
Molina Healthcare Inc 3.875% 5/15/2032 (d)	1,730,000	1,510,268
Owens & Minor Inc 4.5% 3/31/2029 (d)	1,065,000	921,022
Tenet Healthcare Corp 4.25% 6/1/2029	8,360,000	8,067,860
Tenet Healthcare Corp 4.375% 1/15/2030	6,245,000	6,004,195
Tenet Healthcare Corp 6.125% 6/15/2030	4,600,000	4,641,253
Tenet Healthcare Corp 6.25% 2/1/2027	9,945,000	9,949,416
Tenet Healthcare Corp 6.75% 5/15/2031	990,000	1,018,661
		51,785,100
Health Care Technology - 0.0%
IQVIA Inc 5% 10/15/2026 (d)	1,125,000	1,122,240
Life Sciences Tools & Services - 0.1%
Charles River Laboratories International Inc 3.75% 3/15/2029 (d)	1,365,000	1,285,847
Charles River Laboratories International Inc 4% 3/15/2031 (d)	1,545,000	1,417,771
Charles River Laboratories International Inc 4.25% 5/1/2028 (d)	485,000	470,137
		3,173,755
Pharmaceuticals - 0.8%
1261229 BC Ltd 10% 4/15/2032 (d)	11,930,000	12,145,801
Jazz Securities DAC 4.375% 1/15/2029 (d)	1,635,000	1,581,660
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (d)	3,525,000	3,336,445
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (d)	2,410,000	2,084,929
		19,148,835
TOTAL HEALTH CARE		78,730,313

Industrials - 6.4%
Aerospace & Defense - 1.9%
ATI Inc 4.875% 10/1/2029	845,000	826,194
ATI Inc 5.125% 10/1/2031	750,000	728,049
ATI Inc 7.25% 8/15/2030	975,000	1,022,074
Moog Inc 4.25% 12/15/2027 (d)	480,000	468,964
TransDigm Inc 4.625% 1/15/2029	4,860,000	4,751,691
TransDigm Inc 4.875% 5/1/2029	15,000,000	14,719,142
TransDigm Inc 6.375% 3/1/2029 (d)	4,505,000	4,610,647
TransDigm Inc 6.625% 3/1/2032 (d)	1,005,000	1,033,409
TransDigm Inc 6.75% 8/15/2028 (d)	8,160,000	8,302,800
TransDigm Inc 6.875% 12/15/2030 (d)	7,770,000	8,052,610
TransDigm Inc 7.125% 12/1/2031 (d)	1,950,000	2,030,431
		46,546,011
Air Freight & Logistics - 0.1%
Rand Parent LLC 8.5% 2/15/2030 (d)	2,390,000	2,403,207
Building Products - 0.2%
Advanced Drainage Systems Inc 5% 9/30/2027 (d)	355,000	351,307
Advanced Drainage Systems Inc 6.375% 6/15/2030 (d)	890,000	903,449
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (d)	1,540,000	1,572,317
MIWD Holdco II LLC / MIWD Finance Corp 5.5% 2/1/2030 (d)	590,000	561,587
Shea Homes LP / Shea Homes Funding Corp 4.75% 4/1/2029	1,070,000	1,035,497
		4,424,157
Commercial Services & Supplies - 2.2%
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl 4.625% 6/1/2028 (d)	846,000	823,064
Artera Services LLC 8.5% 2/15/2031 (d)	11,700,000	9,689,270
Brand Industrial Services Inc 10.375% 8/1/2030 (d)	7,245,000	6,575,945
Clean Harbors Inc 6.375% 2/1/2031 (d)	790,000	806,631
CoreCivic Inc 8.25% 4/15/2029	5,765,000	6,095,905
GEO Group Inc/The 10.25% 4/15/2031	2,575,000	2,831,024
GEO Group Inc/The 8.625% 4/15/2029	3,605,000	3,830,521
GFL Environmental Inc 4% 8/1/2028 (d)	1,275,000	1,235,728
GFL Environmental Inc 4.75% 6/15/2029 (d)	1,625,000	1,588,813
GFL Environmental Inc 6.75% 1/15/2031 (d)	1,450,000	1,502,690
Madison IAQ LLC 4.125% 6/30/2028 (d)	1,535,000	1,485,398
Madison IAQ LLC 5.875% 6/30/2029 (d)	1,225,000	1,192,620
Neptune Bidco US Inc 9.29% 4/15/2029 (d)	10,180,000	9,849,150
Reworld Holding Corp 4.875% 12/1/2029 (d)	4,810,000	4,593,610
Reworld Holding Corp 5% 9/1/2030	1,940,000	1,837,942
Williams Scotsman Inc 7.375% 10/1/2031 (d)	985,000	1,028,264
		54,966,575
Construction & Engineering - 0.4%
Arcosa Inc 4.375% 4/15/2029 (d)	1,075,000	1,036,994
Pike Corp 5.5% 9/1/2028 (d)	5,980,000	5,955,567
Pike Corp 8.625% 1/31/2031 (d)	2,445,000	2,629,211
		9,621,772
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/2029 (d)	1,530,000	1,454,157
Ground Transportation - 0.4%
Uber Technologies Inc 4.5% 8/15/2029 (d)	3,730,000	3,690,080
Uber Technologies Inc 6.25% 1/15/2028 (d)	1,225,000	1,227,975
Uber Technologies Inc 7.5% 9/15/2027 (d)	2,655,000	2,667,009
XPO Inc 6.25% 6/1/2028 (d)	960,000	975,517
XPO Inc 7.125% 2/1/2032 (d)	1,470,000	1,528,040
		10,088,621
Machinery - 0.3%
Allison Transmission Inc 5.875% 6/1/2029 (d)	1,265,000	1,273,068
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (d)(e)	3,060,000	3,190,279
Chart Industries Inc 7.5% 1/1/2030 (d)	2,500,000	2,618,828
		7,082,175
Passenger Airlines - 0.8%
Allegiant Travel Co 7.25% 8/15/2027 (d)	1,320,000	1,319,180
American Airlines Inc 7.25% 2/15/2028 (d)	3,155,000	3,219,405
American Airlines Inc 8.5% 5/15/2029 (d)	3,235,000	3,380,979
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.75% 4/20/2029 (d)	4,820,000	4,818,311
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd 11% 3/12/2030 pay-in-kind (d)(e)	968,585	619,894
United Airlines Inc 4.375% 4/15/2026 (d)	3,965,000	3,941,441
United Airlines Inc 4.625% 4/15/2029 (d)	3,180,000	3,105,318
		20,404,528
Professional Services - 0.0%
TriNet Group Inc 3.5% 3/1/2029 (d)	1,135,000	1,055,670
Trading Companies & Distributors - 0.1%
Foundation Building Materials Inc 6% 3/1/2029 (d)	735,000	689,345
FTAI Aviation Investors LLC 7.875% 12/1/2030 (d)	1,465,000	1,553,293
		2,242,638
TOTAL INDUSTRIALS		160,289,511

Information Technology - 3.3%
Electronic Equipment, Instruments & Components - 0.2%
Coherent Corp 5% 12/15/2029 (d)	1,350,000	1,321,232
CPI CG Inc 10% 7/15/2029 (d)	996,000	1,035,045
Lightning Power LLC 7.25% 8/15/2032 (d)	2,145,000	2,242,529
TTM Technologies Inc 4% 3/1/2029 (d)	1,135,000	1,080,312
		5,679,118
IT Services - 1.5%
Acuris Finance US Inc / Acuris Finance SARL 5% 5/1/2028 (d)	6,410,000	6,150,996
ASGN Inc 4.625% 5/15/2028 (d)	1,350,000	1,314,329
CoreWeave Inc 9% 2/1/2031 (d)	4,160,000	4,142,263
CoreWeave Inc 9.25% 6/1/2030 (d)	4,380,000	4,402,123
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (d)	6,860,000	6,438,758
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (d)	1,495,000	1,489,435
Sabre GLBL Inc 11.125% 7/15/2030 (d)	5,095,000	5,371,404
Twilio Inc 3.625% 3/15/2029	6,425,000	6,085,008
Twilio Inc 3.875% 3/15/2031	1,340,000	1,245,806
		36,640,122
Semiconductors & Semiconductor Equipment - 0.3%
ON Semiconductor Corp 3.875% 9/1/2028 (d)	5,500,000	5,314,928
Synaptics Inc 4% 6/15/2029 (d)	900,000	849,677
Wolfspeed Inc 7.9583% 6/23/2030 (d)(j)(o)	1,427,508	1,409,664
		7,574,269
Software - 1.1%
Cloud Software Group Inc 6.5% 3/31/2029 (d)	10,820,000	10,926,956
Crowdstrike Holdings Inc 3% 2/15/2029	1,130,000	1,057,588
Elastic NV 4.125% 7/15/2029 (d)	3,785,000	3,599,814
Fair Isaac Corp 4% 6/15/2028 (d)	1,530,000	1,477,680
NCR Voyix Corp 5% 10/1/2028 (d)	750,000	737,739
NCR Voyix Corp 5.125% 4/15/2029 (d)	1,081,000	1,059,406
PTC Inc 4% 2/15/2028 (d)	915,000	891,565
UKG Inc 6.875% 2/1/2031 (d)	1,505,000	1,545,131
X.AI LLC / X.AI Co Issuer Corp 12.5% 6/30/2030	5,080,000	5,127,402
		26,423,281
Technology Hardware, Storage & Peripherals - 0.2%
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (d)	3,160,000	3,368,188
Seagate Data Storage Technology Pte Ltd 8.5% 7/15/2031 (d)	2,045,000	2,170,434
		5,538,622
TOTAL INFORMATION TECHNOLOGY		81,855,412

Materials - 2.3%
Chemicals - 0.9%
Ingevity Corp 3.875% 11/1/2028 (d)	1,515,000	1,441,670
LSB Industries Inc 6.25% 10/15/2028 (d)	3,360,000	3,302,968
Olin Corp 5% 2/1/2030	1,555,000	1,489,290
Olympus Water US Holding Corp 4.25% 10/1/2028 (d)	3,370,000	3,208,879
Olympus Water US Holding Corp 7.125% 10/1/2027 (d)	1,070,000	1,086,584
Olympus Water US Holding Corp 9.75% 11/15/2028 (d)	4,875,000	5,110,584
Scih Salt Hldgs Inc 4.875% 5/1/2028 (d)	1,035,000	1,004,953
SCIL IV LLC / SCIL USA Holdings LLC 5.375% 11/1/2026 (d)	1,985,000	1,974,011
Scotts Miracle-Gro Co/The 4% 4/1/2031	1,530,000	1,396,693
Tronox Inc 4.625% 3/15/2029 (d)	1,705,000	1,326,507
WR Grace Holdings LLC 7.375% 3/1/2031 (d)	950,000	977,832
		22,319,971
Construction Materials - 0.1%
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (d)	3,925,000	4,130,619
Containers & Packaging - 0.7%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 3.25% 9/1/2028 (d)	760,000	716,582
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (d)	1,515,000	1,379,935
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (d)	890,000	890,784
Clydesdale Acquisition Holdings Inc 6.625% 4/15/2029 (d)	1,060,000	1,072,567
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (d)	7,325,000	7,475,732
Crown Americas LLC / Crown Americas Capital Corp V 4.25% 9/30/2026	1,210,000	1,197,628
Graham Packaging Co Inc 7.125% 8/15/2028 (d)	825,000	823,718
Graphic Packaging International LLC 3.75% 2/1/2030 (d)	1,125,000	1,051,383
Mauser Packaging Solutions Holding Co 7.875% 4/15/2027 (d)	950,000	958,289
Sealed Air Corp/Sealed Air Corp US 6.125% 2/1/2028 (d)	950,000	959,081
Trident TPI Holdings Inc 12.75% 12/31/2028 (d)	950,000	1,016,304
		17,542,003
Metals & Mining - 0.6%
Alcoa Nederland Holding BV 4.125% 3/31/2029 (d)	1,980,000	1,886,972
Alcoa Nederland Holding BV 7.125% 3/15/2031 (d)	835,000	870,549
Arsenal AIC Parent LLC 8% 10/1/2030 (d)	1,145,000	1,213,709
Cleveland-Cliffs Inc 4.625% 3/1/2029 (d)	3,200,000	3,015,988
Cleveland-Cliffs Inc 4.875% 3/1/2031 (d)	1,480,000	1,313,278
Cleveland-Cliffs Inc 7.5% 9/15/2031 (d)	2,000,000	1,996,383
Commercial Metals Co 3.875% 2/15/2031	780,000	718,308
Compass Minerals International Inc 6.75% 12/1/2027 (d)	1,138,000	1,136,948
Kaiser Aluminum Corp 4.625% 3/1/2028 (d)	1,575,000	1,539,555
Roller Bearing Co of America Inc 4.375% 10/15/2029 (d)	610,000	586,598
		14,278,288
TOTAL MATERIALS		58,270,881

Real Estate - 2.0%
Diversified REITs - 0.6%
Iron Mountain Information Management Services Inc 5% 7/15/2032 (d)	1,295,000	1,235,819
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (d)	1,120,000	1,059,857
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (d)	993,000	1,049,481
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 4.75% 4/15/2028 (d)	4,258,000	4,126,493
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (d)	2,070,000	2,013,732
Vici Properties LP / Vici Note Co Inc 3.875% 2/15/2029 (d)	1,445,000	1,397,824
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (d)	3,015,000	2,990,106
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (d)	1,720,000	1,685,582
		15,558,894
Health Care REITs - 0.5%
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031	1,445,000	983,239
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	9,710,000	8,907,983
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (d)	1,600,000	1,663,048
		11,554,270
Real Estate Management & Development - 0.3%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (d)	2,040,000	2,124,456
Greystar Real Estate Partners LLC 7.75% 9/1/2030 (d)	860,000	909,188
Taylor Morrison Communities Inc 5.125% 8/1/2030 (d)	1,416,000	1,397,841
Taylor Morrison Communities Inc 5.75% 1/15/2028 (d)	2,100,000	2,117,447
Taylor Morrison Communities Inc 5.875% 6/15/2027 (d)	1,490,000	1,500,590
Weekley Homes LLC / Weekley Finance Corp 4.875% 9/15/2028 (d)	675,000	649,517
		8,699,039
Specialized REITs - 0.6%
Iron Mountain Inc 4.5% 2/15/2031 (d)	2,975,000	2,813,490
Iron Mountain Inc 4.875% 9/15/2029 (d)	3,800,000	3,715,515
SBA Communications Corp 3.125% 2/1/2029	1,695,000	1,579,798
SBA Communications Corp 3.875% 2/15/2027	6,375,000	6,264,869
		14,373,672
TOTAL REAL ESTATE		50,185,875

Utilities - 1.6%
Electric Utilities - 1.6%
Clearway Energy Operating LLC 3.75% 1/15/2032 (d)	850,000	755,063
Clearway Energy Operating LLC 3.75% 2/15/2031 (d)	1,705,000	1,556,253
Clearway Energy Operating LLC 4.75% 3/15/2028 (d)	970,000	953,720
NRG Energy Inc 3.375% 2/15/2029 (d)	665,000	624,282
NRG Energy Inc 3.625% 2/15/2031 (d)	1,320,000	1,208,341
NRG Energy Inc 3.875% 2/15/2032 (d)	171,000	156,224
NRG Energy Inc 5.75% 1/15/2028	2,765,000	2,773,472
NRG Energy Inc 6% 2/1/2033 (d)	760,000	762,062
NRG Energy Inc 6.25% 11/1/2034 (d)	910,000	922,068
Pacific Gas and Electric Co 3.75% 7/1/2028	400,000	388,198
Pacific Gas and Electric Co 3.95% 12/1/2047	885,000	635,758
Pacific Gas and Electric Co 4% 12/1/2046	2,184,000	1,582,619
PG&E Corp 5% 7/1/2028	10,140,000	9,893,334
PG&E Corp 5.25% 7/1/2030	1,150,000	1,103,087
Vistra Operations Co LLC 4.375% 5/1/2029 (d)	3,105,000	3,008,765
Vistra Operations Co LLC 5% 7/31/2027 (d)	3,565,000	3,545,899
Vistra Operations Co LLC 5.5% 9/1/2026 (d)	1,822,000	1,821,014
Vistra Operations Co LLC 5.625% 2/15/2027 (d)	4,435,000	4,429,903
Vistra Operations Co LLC 7.75% 10/15/2031 (d)	1,965,000	2,079,740
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (d)	980,000	999,408
		39,199,210
Gas Utilities - 0.0%
Suburban Propane Partners LP/Suburban Energy Finance Corp 5% 6/1/2031 (d)	1,610,000	1,512,064
Independent Power and Renewable Electricity Producers - 0.0%
Sunnova Energy Corp 11.75% (d)(k)	2,950,000	3,688
Sunnova Energy Corp 5.875% (d)(k)	485,000	484
		4,172
TOTAL UTILITIES		40,715,446

TOTAL UNITED STATES		1,028,569,336
ZAMBIA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
First Quantum Minerals Ltd 8.625% 6/1/2031 (d)	5,740,000	5,955,250
First Quantum Minerals Ltd 9.375% 3/1/2029 (d)	2,390,000	2,524,438

TOTAL ZAMBIA		8,479,688
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,196,725,463)		1,189,180,419

Non-Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
UNITED STATES - 0.2%
Information Technology - 0.2%
Software - 0.2%
MicroStrategy Inc 9% (Cost $4,118,400)	45,760	4,322,489

Preferred Securities - 3.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 3.4%
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Energy Transfer LP 6.5% (e)(n)	1,945,000	1,975,514
Energy Transfer LP 6.625% (e)(n)	8,261,000	8,465,956
Energy Transfer LP Series G, 7.125% (e)(n)	17,355,000	18,030,796
Mesquite Energy Inc 7.25% (j)(k)(n)	6,264,000	6,264
		28,478,530
Financials - 2.1%
Banks - 1.2%
Bank of America Corp 5.875% (e)(n)	14,280,000	14,649,185
Bank of America Corp 6.25% (e)(n)	3,115,000	3,108,518
JPMorgan Chase & Co CME Term SOFR 3 month Index + 2.745%, 7.0356% (e)(f)(n)	3,555,000	3,592,365
Wells Fargo & Co 7.625% (e)(n)	5,740,000	6,165,859
		27,515,927
Capital Markets - 0.6%
Goldman Sachs Group Inc/The 5.3% (e)(n)	15,000,000	15,132,803
Consumer Finance - 0.0%
Ally Financial Inc 4.7% (e)(n)	945,000	871,438
Insurance - 0.3%
Alliant Holdings LP 10.5% (e)(j)(n)	8,524,537	8,620,748
TOTAL FINANCIALS		52,140,916

Utilities - 0.2%
Electric Utilities - 0.2%
Edison International 5% (e)(n)	455,000	408,654
Edison International 5.375% (e)(n)	5,885,000	5,713,671
		6,122,325
TOTAL UNITED STATES		86,741,771
TOTAL PREFERRED SECURITIES (Cost $91,909,072)		86,741,771

Money Market Funds - 12.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (p)	4.33	310,796,300	310,858,459
Fidelity Securities Lending Cash Central Fund (p)(q)	4.33	3,686,481	3,686,850
TOTAL MONEY MARKET FUNDS (Cost $314,545,214)			314,545,309

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $2,318,123,414)	2,500,692,313
NET OTHER ASSETS (LIABILITIES) - 0.6%	15,050,148
NET ASSETS - 100.0%	2,515,742,461

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $64,863,753 or 2.6% of net assets.

(c)	Affiliated Fund
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $958,556,047 or 38.1% of net assets.

(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(i)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(j)	Level 3 security
(k)	Non-income producing - Security is in default.
(l)	Non-income producing.
(m)	Security or a portion of the security is on loan at period end.
(n)	Security is perpetual in nature with no stated maturity date.
(o)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(p)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(q)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Arena Brands Holding Corp	6/18/97 - 7/13/98	1,538,320

EchoStar Corp	9/30/24	2,372,829

Fidelity Private Credit Company LLC	4/28/22 - 7/11/25	60,280,544

New Cotai LLC / New Cotai Capital Corp	9/11/20	7,223,533

Northeast Grocery Inc	11/08/21	135,178

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	260,674,449	407,870,407	357,686,397	8,849,427	-	-	310,858,459	310,796,300	0.5%
Fidelity Securities Lending Cash Central Fund	1,231,650	42,300,075	39,844,875	1,042	-	-	3,686,850	3,686,481	0.0%
Total	261,906,099	450,170,482	397,531,272	8,850,469	-	-	314,545,309

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Private Credit Company LLC	51,761,865	9,185,401	-	6,960,400	-	(2,490,852)	58,456,414	6,078,067
	51,761,865	9,185,401	-	6,960,400	-	(2,490,852)	58,456,414

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Bank Loan Obligations, Convertible Corporate Bonds, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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